Organization - Acquisition (Details) - Acquisition from related party $ in Millions							9 Months Ended
	Nov. 19, 2015 USD ($) site shares	Sep. 21, 2015 USD ($) site	Jul. 21, 2015 USD ($) site	Apr. 08, 2015 USD ($) site	Apr. 04, 2015 site	Mar. 04, 2015 USD ($) site	Sep. 30, 2015 USD ($) site
Landmark, General Partner and affiliates
Cash consideration | $	$ 19.8						$ 169.7
The 81 tenant sites and related real property interests acquired on March 4, 2015.
Cash consideration | $						$ 25.2
The 81 tenant sites and related real property interests acquired on March 4, 2015. | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)						81
The 81 tenant sites and related real property interests acquired on March 4, 2015. | Wireless Communication | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)						41
The 81 tenant sites and related real property interests acquired on March 4, 2015. | Outdoor Advertising | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)						39
The 81 tenant sites and related real property interests acquired on March 4, 2015. | Renewable Power Generation | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)						1
73-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)				73
Cash consideration | $				$ 22.1
73-site acquisition | Wireless Communication | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)				45
73-site acquisition | Outdoor Advertising | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)				28
72-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)	72
Cash consideration | $	$ 17.3
72-site acquisition | Fund C | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)	72
Number of common units exchanged in acquisition | shares	847,260
Cash consideration | $	$ 17.3
72-site acquisition | Wireless Communication | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)	67
72-site acquisition | Outdoor Advertising | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)	5
72-site acquisition | Renewable Power Generation | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of common units exchanged in acquisition | shares	847,260
136-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)	136
Number of common units exchanged in acquisition | shares	1,266,317
Cash consideration | $	$ 25.0
136-site acquisition | Acquired Funds | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of common units exchanged in acquisition | shares	1,266,317
Cash consideration | $	$ 25.0
136-site acquisition | Fund F | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)	136
136-site acquisition | Wireless Communication | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)	99
136-site acquisition | Outdoor Advertising | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)	37
512 -site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)							512
Cash consideration | $							$ 169.7
100-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)			100
100-site acquisition | Wireless Communication | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)			81
100-site acquisition | Outdoor Advertising | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)			16
100-site acquisition | Renewable Power Generation | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)			3		21,500,000
Cash consideration | $			$ 35.7
65-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)		65
Cash consideration | $		$ 20.3
65-site acquisition | Wireless Communication | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)		50
65-site acquisition | Outdoor Advertising | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)		13
65-site acquisition | Renewable Power Generation | Landmark Infrastructure Holding Company LLC ("HoldCo")
Number of tenant sites acquired (in sites)		2